UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	26 Fitzwilliam Place
         		Dublin 2
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6616433
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    May 07, 2003
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	48
Form 13F Information Table Value Total:   	$7,307,044
List of Other Included Managers:
 No.  13F File Number     Name

 None

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE   SHARES/    SH/PRPUT/CALINVESTMENOTHER   VOTING AUTHORITY
                                                   (x$000) PRN AMT                DISCRETIOMANAGERSSOLE          SHAREDNONE
Trinity Biotech Plc      Sponsored ADR  896438108  809     356557     SH          SOLE             356557
Elan Plc                 ADR            284131208  345     118796     SH          SOLE             118796
Iona Technologies Plc    Sponsored ADR  46206P109  2116    1017280    SH          SOLE             1017280
ICON Pub Ltd Co          Sponsored ADR  45103T107  2268    88212      SH          SOLE             88212
Posco                    Sponsored ADR  693483109  118520  5881910    SH          SOLE             5881910
Kookmin Bk New           Sponsored ADR  50049M109  127899  4943859    SH          SOLE             4943859
PPG Inds Inc             Com            693506107  109997  2356395    SH          SOLE             2356395
Dover Corp               Com            260003108  174428  7070451    SH          SOLE             7070451
Procter & Gamble Co      Com            742718109  306     3441       SH          SOLE             3441
Exxon Mobil Corp         Com            30231G102  552     15371      SH          SOLE             15371
Coca Cola Co             Com            191216100  285     6966       SH          SOLE             6966
Sysco Corp               Com            871829107  427721  16189278   SH          SOLE             16189278
Wal Mart Stores Inc      Com            931142103  107565  2009062    SH          SOLE             2009062
Johnson & Johnson        Com            478160104  663583  11649985   SH          SOLE             11649985
American Intl Group Inc  Com            026874107  286     5684       SH          SOLE             5684
Analog Devices Inc       Com            032654105  20      708        SH          SOLE             708
Becton Dickinson & Co    Com            075887109  223383  6572014    SH          SOLE             6572014
Verizon Communications   Com            92343V104  49959   1376281    SH          SOLE             1376281
J P Morgan Chase & Co    Com            46625H100  180027  7448382    SH          SOLE             7448382
Cisco Sys Inc            Com            17275R102  216     16001      SH          SOLE             16001
Citigroup Inc            Com            172967101  152519  4248436    SH          SOLE             4248436
Donnelley R R & Sons Co  Com            257867101  90591   4847053    SH          SOLE             4847053
Engelhard Corp           Com            292845104  102754  4748347    SH          SOLE             4748347
Fastenal Co              Com            311900104  74371   2513398    SH          SOLE             2513398
Federal Natl Mtg Assn    Com            313586109  574367  8602170    SH          SOLE             8602170
Gannett Inc              Com            364730101  663462  9221153    SH          SOLE             9221153
General Dynamics Corp    Com            369550108  98785   1749645    SH          SOLE             1749645
General Elec Co          Com            369604103  615     23264      SH          SOLE             23264
Home Depot Inc           Com            437076102  155096  6191469    SH          SOLE             6191469
Illinois Tool Wks Inc    Com            452308109  269142  4503708    SH          SOLE             4503708
Intel Corp               Com            458140100  259     14708      SH          SOLE             14708
International Business MaCom            459200101  285751  3508296    SH          SOLE             3508296
Johnson Ctls Inc         Com            478366107  255066  3440327    SH          SOLE             3440327
Leggett & Platt Inc      Com            524660107  120332  6316645    SH          SOLE             6316645
MBIA Inc                 Com            55262C100  176240  4471961    SH          SOLE             4471961
Masco Corp               Com            574599106  131516  7074581    SH          SOLE             7074581
Metlife Inc              Com            59156R108  120758  4526178    SH          SOLE             4526178
Microsoft Corp           Com            594918104  280197  11189993   SH          SOLE             11189993
Wells Fargo & Co New     Com            949746101  341746  7499372    SH          SOLE             7499372
Pfizer Inc               Com            717081103  372467  11716469   SH          SOLE             11716469
Altria Group             Com            2209S103   445348  13373809   SH          SOLE             13373809
Sherwin Williams Co      Com            824348106  177832  6615781    SH          SOLE             6615781
SPDR                     Unit Ser 1     78462F103  444     5100       SH          SOLE             5100
Tellabs Inc              Com            879664100  42535   6916193    SH          SOLE             6916193
Outback Steakhouse       Com            689899102  21967   628875     SH          SOLE             628875
Jones Apparel Group Inc  Com            480074103  124844  4460313    SH          SOLE             4460313
Teleflex Inc             Com            879369106  37018   1017257    SH          SOLE             1017257
Smufit-Stone Container CoCom            832727101  737     54090      SH          SOLE             54090